Income Taxes (Details) - Schedule of Income (loss) before provision for income taxes - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Taxes (Details) - Schedule of Income (loss) before provision for income taxes [Line Items]
Income (loss) before provision for income taxes	$ (77,208,118)	$ (8,238,513)	$ (5,168,642)
Cayman [Member]
Income Taxes (Details) - Schedule of Income (loss) before provision for income taxes [Line Items]
Income (loss) before provision for income taxes	(8,837,141)	(7,120,310)	(4,851,668)
United States [Member]
Income Taxes (Details) - Schedule of Income (loss) before provision for income taxes [Line Items]
Income (loss) before provision for income taxes	(617,057)	(541,744)	(316,142)
Hong Kong [Member]
Income Taxes (Details) - Schedule of Income (loss) before provision for income taxes [Line Items]
Income (loss) before provision for income taxes	$ (67,753,920)	$ (576,459)	$ (832)